Share-Based Compensation	6 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
11. Share-Based Compensation

Share Awards

On March 17, 2025, 11,932 shares which were granted in March 2022 with a grant price of $10.65 per share to officers and employees of the Company vested with a fair value of $167,167; on April 4, 2025,10,000 shares which were granted in April 2022 with a grant price of $12.17 per share to an officer and employee of the Company vested with a fair value of $109,200; and on April 11, 2025, 31,291 shares which were granted in April 2024 with a grant price of $15.03 per share to non-employee directors of the Company, vested with a fair value of $389,886. In total the 53,223 shares had a weighted average grant price of $13.52 per share and a total fair value of $666,253.

On March 11, 2025, under the Navigator Holdings Ltd. 2023 Long-Term Incentive Plan (the “2023 Plan”) the Company granted a total of 44,443 restricted shares, 30,523 of which were granted to non-employee directors and 13,920 of which were granted to the officers and employees of the Company. The weighted average value of the 44,443 shares granted was $13.74 per share. The restricted shares granted to the non-employee directors vest on the first anniversary of the grant date and the restricted shares granted to the officers and employees of the Company vest on the third anniversary of the grant date.

On April 15, 2024, under the Navigator Holdings Ltd. 2023 Long-Term Incentive Plan (the “2023 Plan”) the Company granted a total of 54,851 restricted shares, 41,291 of which were granted to non-employee directors and 13,560 of which were granted to the officers and employees of the Company. The weighted average value of the 54,851 shares granted was $15.05 per share. The restricted shares granted to the non-employee directors vest on the first anniversary of the grant date and the restricted shares granted to the officers and employees of the Company vest on the third anniversary of the grant date.

On March 17, 2024 under the Navigator Holdings Ltd. 2013 Long-Term Incentive Plan (the “2013 Plan”), 31,833 shares which were previously granted to non-employee directors under the 2013 Plan with a weighted average grant price of $12.45 per share, vested at a fair value of $487,045. On April 11, 2024 an additional 10,000 shares which were previously granted to a non-employee directors under the 2013 Plan with a weighted average grant price of $15.13 per share, vested at a fair value of $161,700. On March 17, 2024, 10,111 shares which were granted in 2021 to officers and employees of the Company, all of which had a weighted average grant price of $10.26, vested at a fair value of $154,698. On October 31, 2024, 10,000 shares which were previously granted to officers and employees of the Company under the2013 Plan with a weighted average grant price of $8.46 per share, vested at $153,600.

Restricted share grant activity for the year ended December 31, 2024, and the six months ended June 30, 2025, was as follows:

	Number of non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term (years)
Balance as of January 1, 2024	85,378	$11.44	0.81
Granted	54,851	15.05
Vested	(61,944)	11.88
Balance as of December 31, 2024	78,285	13.62	0.75
Granted	44,443	13.74
Vested	(53,223)	13.52
Balance as of June 30, 2025	69,505	$13.77	1.31
We account for forfeitures as they occur. Using the graded straight-line method of expensing the restricted stock grants, the weighted average estimated value of the shares calculated at the date of grant is recognized as compensation cost in the unaudited condensed consolidated statement of operations over the period to the vesting date.

During the three months ended June 30, 2025, the Company recognized $189,735 in share-based compensation costs relating to share grants (three months ended June 30, 2024: $192,433).

During the six months ended June 30, 2025, the Company recognized $353,819 in share-based compensation costs relating to share grants (six months ended June 30, 2024: $281,557).

As of June 30, 2025, there was a total of $614,685 unrecognized compensation costs relating to the expected future vesting of share-based awards (December 31, 2024: $359,191) which are expected to be recognized over a weighted average period of 1.31 years (December 31, 2024: 0.75 years).

Share Options

Share options issued under the 2013 Plan and the 2023 Plan are exercisable between the third and tenth anniversary of the grant date, after which they lapse. The fair value of any option issued is calculated on the date of the grant based on the Black-Scholes valuation model. Expected volatility is based on the historic volatility of the Company’s stock price and other factors. The expected term of the options granted is anticipated to occur in the range between 4 and 6.5 years. The risk-free rate is the rate adopted from the U.S. Government Zero Coupon Bond.
The movements in the outstanding share options during the year ended December 31, 2024, and the six months ended June 30, 2025, were as follows:

	Number of options outstanding	Weighted average exercise price per share	Aggregate intrinsic value[4]
Balance as of January 1, 2024	547,393	$18.25	$—
Issuance during the year	339,592	17.94	—
Expired during the year	(153,538)	24.22	—
Balance as of December 31, 2024	733,447	16.86	—
Expired during the period	(121,443)	17.80	—
Balance as of June 30, 2025	612,004	$16.67	$49,100
The weighted-average remaining contractual term of options outstanding and exercisable at June 30, 2025 was 4.32 years (December 31, 2024: 4.05 years).
During the three months ended June 30, 2025, the Company recognized $169,023 in share-based compensation costs relating to options granted under the 2013 Plan and the 2023 Plan (three months ended June 30, 2024: a charge of $169,577 relating to options granted under the 2013 Plan and the 2023 Plan).
During the six months ended June 30, 2025, the Company recognized $342,686 in share-based compensation costs relating to options granted under the 2013 Plan and the 2023 Plan (six months ended June 30, 2024: a charge of $151,567 relating to options granted under the 2013 Plan and the 2023 Plan).

As of June 30, 2025 there was $860,769 of total unrecognized compensation costs relating to non-vested options under the 2013 and the 2023 Plan (December 31, 2024: $1,203,456). As of June 30, 2025, there were 10,000 share options that had vested but had not been exercised (December 31, 2024: 121,443 share options that had vested but had not been exercised with a weighted average exercise price of $17.80).

Restricted Stock Units

On March 11, 2025, under the 2023 Plan the Company granted a total of 82,066 Restricted Stock Units ("RSUs") to the officers and employees of the Company. The RSUs granted to officers and employees of the Company vest on the third anniversary of the grant date based on an average of the Company's annual Return of Capital Employed over a given period.

During the six months ended June 30, 2025, the Company recognized $114,932 in share-based compensation costs relating to RSUs granted under the 2023 Plan (six months ended June 30, 2024: nil). As of June 30, 2025 there was $1,010,193 of total unrecognized compensation costs relating to non-vested RSU under the 2023 Plan (December 31, 2024: nil).
Save as you Earn Share Scheme
The Company has employee stock purchase plans in place which are savings-related share schemes where certain employees have the option to buy common stock at a 15% discount to the share price at the grant dates of August 8, 2022, July 17, 2023 and August 30, 2024. The employee stock purchase plans have three-year vesting periods, the first of which ended on August 10, 2025 with the others due to end on August 22, 2026 and August 30, 2027. 14,568 shares have been issued since the inception of the scheme. Using the Black-Scholes valuation model, the Company recognized compensation costs of $28,573 relating to employee stock purchase plans for the six months ended June 30, 2025 (six months ended June 30, 2024: $34,186).